Supplement dated February 4, 2009 to the Combined Retail Class Prospectus

dated August 31, 2008

The following replaces the information contained in the Prospectus.

For each of the MTB Funds beginning on page 5 of the Combined Retail Class Prospectus, the table in the section entitled “Example” pertaining to the 1 year, 3 years, 5 years and 10 years is replaced with the following:

MTB INCOME FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$575	$840	$1,125	$1,936
Class B
Expenses assuming redemption	$682	$864	$1,170	$1,974
Expenses assuming no redemption	$182	$564	$970	$1,974

MTB INTERMEDIATE-TERM BOND FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$582	$861	$1,161	$2,011
Class B
Expenses assuming redemption	$689	$885	$1,206	$2,050
Expenses assuming no redemption	$189	$585	$1,006	$2,050

MTB NEW YORK MUNICIPAL BOND FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$587	$876	$1,186	$2,064
Class B
Expenses assuming redemption	$694	$900	$1,231	$2,103
Expenses assuming no redemption	$194	$600	$1,031	$2,103

MTB PENNSYLVANIA MUNICIPAL BOND FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$584	$867	$1,171	$2,032
Class B
Expenses assuming redemption	$691	$891	$1,216	$2,072
Expenses assuming no redemption	$191	$591	$1,016	$2,072

MTB SHORT DURATION GOVERNMENT BOND FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$425	$688	$971	$1,777
Class B
Expenses assuming redemption	$679	$855	$1,155	$1,944
Expenses assuming no redemption	$179	$555	$955	$1,944

MTB SHORT-TERM CORPORATE BOND FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$447	$757	$1,089	$2,027
Class B
Expenses assuming redemption	$702	$924	$1,272	$2,187
Expenses assuming no redemption	$202	$624	$1,072	$2,187

MTB U.S. GOVERNMENT BOND FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$585	$870	$1,176	$2,042
Class B
Expenses assuming redemption	$692	$894	$1,221	$2,082
Expenses assuming no redemption	$192	$594	$1,021	$2,082

MTB BALANCED FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$737	$1,129	$1,545	$2,700
Class B
Expenses assuming redemption	$748	$1,063	$1,505	$2,663
Expenses assuming no redemption	$248	$763	$1,305	$2,663

MTB MANAGED ALLOCATION FUND—AGGRESSIVE GROWTH

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$748	$1,262	$1,802	$3,269
Class B
Expenses assuming redemption	$811	$1,251	$1,816	$3,277
Expenses assuming no redemption	$311	$951	$1,616	$3,277

MTB MANAGED ALLOCATION FUND— CONSERVATIVE GROWTH

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$657	$1,190	$1,748	$3,263
Class B
Expenses assuming redemption	$818	$1,272	$1,850	$3,342
Expenses assuming no redemption	$318	$972	$1,650	$3,342

MTB MANAGED ALLOCATION FUND—MODERATE GROWTH

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$666	$1,116	$1,591	$2,899
Class B
Expenses assuming redemption	$776	$1,147	$1,644	$2,941
Expenses assuming no redemption	$276	$847	$1,444	$2,941

MTB EQUITY INCOME FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$704	$1,027	$1,373	$2,346
Class B
Expenses assuming redemption	$713	$958	$1,329	$2,304
Expenses assuming no redemption	$213	$658	$1,129	$2,304

MTB EQUITY INDEX FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$640	$830	$1,036	$1,629
Class B
Expenses assuming redemption	$646	$753	$982	$1,578
Expenses assuming no redemption	$146	$453	$782	$1,578

MTB INTERNATIONAL EQUITY FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$715	$1,062	$1,432	$2,469
Class B
Expenses assuming redemption	$725	$994	$1,389	$2,428
Expenses assuming no redemption	$225	$694	$1,189	$2,428

MTB LARGE CAP GROWTH FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$708	$1,039	$1,393	$2,387
Class B
Expenses assuming redemption	$717	$970	$1,349	$2,345
Expenses assuming no redemption	$217	$670	$1,149	$2,345

MTB LARGE CAP STOCK FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming no redemption	$702	$1,021	$1,363	$2,326
Class B
Expenses assuming redemption	$711	$952	$1,319	$2,283
Expenses assuming no redemption	$211	$652	$1,119	$2,283

MTB LARGE CAP VALUE FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$685	$970	$1,275	$2,140
Class B
Expenses assuming redemption	$693	$897	$1,226	$2,092
Expenses assuming no redemption	$193	$597	$1,026	$2,092

MTB MID CAP GROWTH FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$710	$1,047	$1,407	$2,417
Class B
Expenses assuming redemption	$720	$979	$1,364	$2,376
Expenses assuming no redemption	$220	$679	$1,164	$2,376

MTB MID CAP STOCK FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$708	$1,039	$1,393	$2,387
Class B
Expenses assuming redemption	$717	$970	$1,349	$2,345
Expenses assuming no redemption	$217	$670	$1,149	$2,345

MTB MULTI CAP GROWTH FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$736	$1,126	$1,540	$2,690
Class B
Expenses assuming redemption	$747	$1,060	$1,500	$2,652
Expenses assuming no redemption	$247	$760	$1,300	$2,652

MTB SMALL CAP GROWTH FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$707	$1,036	$1,388	$2,377
Class B
Expenses assuming redemption	$716	$967	$1,344	$2,335
Expenses assuming no redemption	$216	$667	$1,144	$2,335
Class C
Expenses assuming redemption	$316	$667	$1,144	$2,462
Expenses assuming no redemption	$216	$667	$1,144	$2,462

MTB SMALL CAP STOCK FUND

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$707	$1,036	$1,388	$2,377
Class B
Expenses assuming redemption	$716	$967	$1,344	$2,335
Expenses assuming no redemption	$216	$667	$1,144	$2,335

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